ACCOUNTS RECEIVABLE, NET-THIRD PARTIES - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Accounts receivables - current	¥ 17,259,003		¥ 7,794,174
Allowance for credit losses - current	(584,127)		(323,071)
Accounts receivable, net - current	16,674,876	$ 2,417,630	7,471,103
Accounts receivables - non-current			28,186
Allowance for credit losses - non-current			(562)
Accounts receivable, net - non-current	0	$ 0	27,624
Amount of accounts receivable pledged as collateral for borrowings	¥ 1,006,000		¥ 726,000